Shareholders' equity, capital distribution and earnings per share - Share buyback and treasury shares (Details) - Share buyback programme [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share buy-back programme at 1 January	42,619,172	13,460,292
Purchase	63,748,254	56,290,671
Cancellation	(56,880,633)	(27,131,791)
Share buy-back programme at 31 December	49,486,793	42,619,172